Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Recurring fair value measurement [member] - Significant unobservable inputs (Level 3) [member] - GBP (£)
		Jun. 30, 2020	Dec. 31, 2019
Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 789,000,000	£ 512,000,000
Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		4,000,000	8,000,000
Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(1,106,000,000)	(745,000,000)
Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(4,000,000)	(8,000,000)
Corporate debt [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		23,000,000	11,000,000
Corporate debt [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Corporate debt [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(23,000,000)	(16,000,000)
Corporate debt [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Non-asset backed loans [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		159,000,000	125,000,000
Non-asset backed loans [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		4,000,000	8,000,000
Non-asset backed loans [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(322,000,000)	(228,000,000)
Non-asset backed loans [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(4,000,000)	(8,000,000)
Equity cash products [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		164,000,000	123,000,000
Equity cash products [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity cash products [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(206,000,000)	(175,000,000)
Equity cash products [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Private equity investments [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		18,000,000	16,000,000
Private equity investments [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Private equity investments [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(19,000,000)	(25,000,000)
Private equity investments [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Other [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	2,000,000	1,000,000
Other [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Other [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	(2,000,000)	(1,000,000)
Other [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		138,000,000	44,000,000
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(256,000,000)	(127,000,000)
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		7,000,000	5,000,000
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(11,000,000)	(7,000,000)
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		127,000,000	73,000,000
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(109,000,000)	(47,000,000)
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		151,000,000	114,000,000
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(158,000,000)	(119,000,000)
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 0	£ 0

[1]	Other includes commercial real estate loans, fund and fund-linked products , asset backed loans, issued debt, commercial paper, government sponsored debt and investment propert y.